Note 12 - Other Liabilities - Components of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued interest payable	$ 578	$ 395
Supplemental Executive Retirement Plan	1,427	1,125
Accrued salary expense	956	768
Other	1,546	843
Total	$ 4,507	$ 3,131